Employee Postretirement Benefits (Summarized Financial Information about Postretirement plans, Excluding Defined Contribution Retirement Plans) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Benefit obligation at beginning of year		$ 2,428	$ 2,398
Service cost		11	11	$ 14
Interest cost		114	120	89
Actuarial (gain) loss(a)	[1]	(129)	58
Currency and other		(39)	56
Benefit payments from plans		(174)	(141)
Direct benefit payments		(8)	(8)
Settlements and curtailments		(5)	(66)
Benefit obligation at end of year		2,198	2,428	2,398
Fair value of plan assets at beginning of year		2,295	2,285
Actual return on plan assets		(32)	136
Employer contributions		14	24
Currency and other		(39)	57
Benefit payments		(174)	(141)
Settlements		(4)	(66)
Fair value of plan assets at end of year		2,060	2,295	2,285
Funded Status		(138)	(133)
Other Postretirement Benefit Plans
Benefit obligation at beginning of year		531	533
Service cost		4	4	7
Interest cost		28	30	21
Actuarial (gain) loss(a)	[1]	(3)	13
Currency and other		(12)	5
Benefit payments from plans		0	0
Direct benefit payments		(51)	(54)
Settlements and curtailments		0	0
Benefit obligation at end of year		497	531	533
Fair value of plan assets at beginning of year		0	0
Actual return on plan assets		0	0
Employer contributions		0	0
Currency and other		0	0
Benefit payments		0	0
Settlements		0	0
Fair value of plan assets at end of year		0	0	$ 0
Funded Status		$ (497)	$ (531)

[1]	The actuarial net gains in 2024 and actuarial net losses in 2023 were primarily due to discount rate increases and decreases, respectively.